Fair Value Measurements (Details) (Recurring [Member], USD $)	Dec. 31, 2013	Sep. 30, 2013	Dec. 31, 2012
LIABILITIES:
Total warrant liability	$ 140,550	$ 609,050	$ 1,616,325
Warrant liability [Member]
LIABILITIES:
Total warrant liability	140,550	609,050	1,616,325
Level 1 [Member]
LIABILITIES:
Total warrant liability
Level 1 [Member] | Warrant liability [Member]
LIABILITIES:
Total warrant liability
Level 2 [Member]
LIABILITIES:
Total warrant liability
Level 2 [Member] | Warrant liability [Member]
LIABILITIES:
Total warrant liability
Level 3 [Member]
LIABILITIES:
Total warrant liability	140,550	609,050	1,616,325
Level 3 [Member] | Warrant liability [Member]
LIABILITIES:
Total warrant liability	$ 140,550	$ 609,050	$ 1,616,325